GAIN FROM DERECOGNITION OF LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
Gain from derecognition of liabilities	$ 602	¥ 3,926	¥ 15,226
Suzhou Wenjian
Gain from derecognition of liabilities			9,150
Other Creditors
Gain from derecognition of liabilities			¥ 6,076
Other Creditors | Minimum
Aging of payables			3 years
Other Creditors | Maximum
Aging of payables			7 years